ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Payroll and social security payable	$230,955	$230,430
Bonus payable	47,044	820,140
Other payables and accrued liabilities	118,513	96,960
Total Accounts Payable and Accrued Liabilities	$396,512	$1,147,530